Recapitalization (Details) - Schedule of Changes in Stockholders’ Deficit	Dec. 31, 2023 USD ($)
Schedule of Changes in Stockholders’ Deficit [Line Items]
Cash-trust and cash, net of redemptions	$ 12,623,476
Less: transaction costs, loans and advisory fees, paid	(419,174)
Less: cash paid in connection with the forward purchase agreements	(12,204,302)
Net proceeds from the Business Combination
Less: deferred underwriting fees payable	(5,635,000)
Less: earnout liabilities	(49,894,000)
Less: convertible notes payable, accounts payable and accrued liabilities assumed (including accrued transaction legal costs of $6,211,891)	(9,739,970)
Add: other, net	24,004
Reverse recapitalization, net	$ (65,244,966)